OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 1,066	$ 1,129
Provision for vacation and other employee benefits	1,455	1,416
Written put option (Note 1A)	526	587
Accrued expenses	600	871
Employees' severance benefits (Note 9D)	69	401
Provision for contingent liabilities (Note 10D)	363	298
Other liabilities	515	454
Other Current Liabilities	$ 4,594	$ 5,156